Expense Example - North Shore Equity Rotation ETF [Member]	Aug. 05, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 95
Expense Example, with Redemption, 3 Years	380
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	$ 1,556